Related Party Transactions (Details) - Schedule of compensation of executives and board level directors - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of compensation of executives and board level directors [Abstract]
Short-term benefits (including salaries)		$ 13,058	$ 11,051	$ 16,853
Special payments	[1]	710	948	2,904
Post-employment benefits		2,180	2,773	2,510
Share-based payments		12,373	15,649	29,016
Compensation of executives and Board level directors		$ 28,321	$ 30,421	$ 51,283

[1]	Balance relates to the special cash distribution effective January 25, 2017.